Interest-Bearing Loans and Borrowings (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about borrowings [abstract]
Interest-Bearing Loans and Borrowings - Schedule (Table)

	December 31, 2022	December 31, 2021	Interest Rate	Maturity
Notes Payable	$5,152	$4,927	LIBOR(3)	November 2, 2024(1)
Seller’s credit for the construction of six liquid barges	2,911	2,676	Fixed rate of 8.5%	November 16, 2025(2)
2022 BBVA Facility	7,900	—	Fixed rate of 4.25%	July 1, 2025
2020 BBVA Facility	—	12,000	Six-month LIBOR plus 3.25%	March 31, 2022
Term Bank loan	—	1,400	Three-month LIBOR plus 3.15%	May 18, 2022
2022 Term Bank Loan	1,400	—	SOFR plus 3.15%	May 18, 2025
Seller’s credit agreement for the acquisition of the 2020 Fleet	5,000	5,000	Fixed rate of 5.00%	March 22, 2024
Santander Facility	1,211	—	Fixed rate of 4.20%	March 7, 2026
Current portion of interest-bearing loans and borrowings	23,574	26,003
2025 Notes	500,000	500,000	Fixed rate of 10.75%	July 1, 2025
Notes Payable	2,525	7,536	LIBOR(3)	November 2, 2024(1)
Seller’s credit for the construction of six liquid barges	5,842	8,537	Fixed rate of 8.5%	November 16, 2025(2)
2022 BBVA Facility	14,630	—	Fixed rate of 4.25%	July 1, 2025
Term Bank loan	—	6,300	Three-month LIBOR plus 3.15%	May 18, 2022
2022 Term Bank Loan	4,900	—	SOFR plus 3.15%	May 18, 2025
Seller’s credit agreement for the acquisition of the 2020 Fleet	5,000	10,000	Fixed rate of 5.00%	March 22, 2024
Santander Facility	2,914	—	Fixed rate of 4.20%	March 7, 2026
Non-current portion of interest-bearing loans and borrowings	535,811	532,373
Less: deferred finance costs	(12,090)	(16,026)
Total interest-bearing loans and borrowings, net	$547,295	$542,350

(1)	Includes 32 different drawdown events; the maturity date for each such drawdown event is on the 16th semi-annual installment payment date following the drawdown event.
(2)	Includes six different drawdown events, corresponding to six different barges; the maturity date for each such drawdown event is on the 20th quarterly installment payment date.
(3)	The Company pays interest based on six-month LIBOR, and expects to convert to either the Commercial Interest Reference Rates (“CIRR”) or Secured Overnight Financing Rate (“SOFR”), to be agreed with the bank within 2023.

Interest-Bearing Loans and Borrowings - Schedule From Financing Activities (Table)

	2022	2021	2020
At January 1,	$542,350	$540,591	$514,929
Proceeds from Seller's credit agreement for the construction of six liquid barges	—	2,246	—
Proceeds from the credit agreement for the acquisition of the 2020 Fleet	—	15,000	—
Proceeds from 2025 Notes, net of deferred finance costs	—	—	479,023
Proceeds from long term debt, net of deferred finance costs	37,000	—	24,854
Repayment of 2022 Notes	—	—	(375,000)
Repayment of long-term debt and payment of principal	(31,206)	(13,525)	(105,551)
Repayment of notes payable	(4,830)	(5,261)	(4,466)
Accretion of Notes payable / unwinding of discount	44	(119)	(161)
Term bank loan additional deferred finance cost	—	(91)	—
Amortization of deferred finance cost	3,937	3,509	2,806
Loss on debt extinguishment	—	—	4,157
At December 31,	$547,295	$542,350	$540,591

Interest-Bearing Loans and Borrowings - Annual Loan Principal Payments (Table)
Year	Amount in thousands of U.S. dollars
2023	$80,044
2024	76,346
2025	541,306
2026	341
Total	$698,037